Shareholder Fees - ETF - Vanguard Russell 3000 Index Fund - ETF Shares	Dec. 17, 2021 USD ($) [1]
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none

[1]	None through Vanguard (Broker fees vary)